UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Tax-Managed Equity Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.11%
Southwest Airlines Co.	46,550	$837,434

Aircraft - 1.81%
Boeing Company (The)	17,600	1,371,568

Beverages - 1.47%
PepsiCo, Inc.	19,200	1,109,568

Business Equipment and Services - 0.77%
CheckFree Corporation*	11,600	585,510

Capital Equipment - 1.73%
Caterpillar Inc.	18,200	1,306,942

Chemicals -- Petroleum and Inorganic - 1.39%
Monsanto Company	12,400	1,050,900

Communications Equipment - 7.32%
Cisco Systems, Inc.*	64,000	1,387,200
Corning Incorporated*	21,000	565,110
Juniper Networks, Inc.*	69,200	1,322,758
Marvell Technology Group Ltd.*	19,700	1,064,982
QUALCOMM Incorporated	23,600	1,194,278
		5,534,328
Computers -- Micro - 2.07%
Apple Computer, Inc.*	25,000	1,567,875

Computers -- Peripherals - 7.63%
Adobe Systems Incorporated	38,000	1,328,290
Electronic Arts Inc.*	21,500	1,176,373
Microsoft Corporation	70,000	1,906,450
SAP Aktiengesellschaft, ADR	25,100	1,363,432
		5,774,545
Defense - 2.76%
DRS Technologies, Inc.	14,700	806,589
General Dynamics Corporation	20,000	1,279,600
		2,086,189
Electronic Components - 2.12%
Advanced Micro Devices, Inc.*	21,000	696,360
Broadcom Corporation, Class A*	21,000	906,255
		1,602,615
Finance Companies - 3.21%
SLM Corporation	46,800	2,430,792

Health Care -- Drugs - 7.80%
Alcon, Inc.	4,000	417,040
Amgen Inc.*	12,400	905,014
Genentech, Inc.*	13,000	1,098,630
Genzyme Corporation*	16,400	1,104,950
Gilead Sciences, Inc.*	21,600	1,346,328
Teva Pharmaceutical Industries Limited, ADR	25,000	1,029,500
		5,901,462
Health Care -- General - 4.24%
DENTSPLY International Inc.	20,300	1,180,344
Da Vita Inc.*	19,000	1,143,990
Zimmer Holdings, Inc.*	13,000	878,800
		3,203,134
Hospital Supply and Management - 8.43%
Aetna Inc.	29,400	1,444,716
Medtronic, Inc.	20,900	1,060,675
PSS World Medical, Inc.*	35,000	674,800
Stryker Corporation	19,200	851,328
Triad Hospitals, Inc.*	22,000	921,800
UnitedHealth Group Incorporated	25,500	1,424,430
		6,377,749
Household -- General Products - 2.83%
Colgate-Palmolive Company	26,400	1,507,440
Procter & Gamble Company (The)	11,000	633,820
		2,141,260
Insurance -- Life - 1.46%
Aflac Incorporated	24,400	1,101,172

Metal Fabrication - 1.02%
Precision Castparts Corp.	13,000	772,200

Multiple Industry - 6.13%
Altria Group, Inc.	15,400	1,091,244
General Electric Company	47,000	1,634,660
Las Vegas Sands, Inc.*	33,700	1,909,442
		4,635,346
Petroleum -- Services - 8.51%
Baker Hughes Incorporated	22,300	1,525,320
Schlumberger Limited	19,600	2,480,772
Smith International, Inc.	29,800	1,161,008
Transocean Inc.*	15,800	1,268,740
		6,435,840
Railroad - 1.43%
Burlington Northern Santa Fe Corporation	13,000	1,083,290

Retail -- Food Stores - 2.14%
Walgreen Co.	37,600	1,621,688

Retail -- Specialty Stores - 2.84%
Abercrombie & Fitch Co., Class A	17,100	996,930
Home Depot, Inc. (The)	27,200	1,150,560
		2,147,490
Security and Commodity Brokers - 5.86%
Franklin Resources, Inc.	11,100	1,046,064
Goldman Sachs Group, Inc. (The)	7,900	1,239,984
Legg Mason, Inc.	17,100	2,143,143
		4,429,191
Timesharing and Software - 9.74%
eBay Inc.*	66,000	2,576,310
Google Inc., Class A*	6,600	2,549,547
Paychex, Inc.	30,400	1,265,096
Yahoo! Inc.*	30,300	978,538
		7,369,491
Trucking and Shipping - 1.71%
Expeditors International of Washington, Inc.	4,900	423,238
United Parcel Service, Inc., Class B	11,000	873,180
		1,296,418

TOTAL COMMON STOCKS - 97.53%		$73,773,997

(Cost: $61,998,384)

SHORT-TERM SECURITY - 2.47%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
4.86%, 4-3-06	$1,866	$1,865,496
(Cost: $1,865,496)

TOTAL INVESTMENT SECURITIES - 100.00%		$75,639,493

(Cost: $63,863,880)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006